Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] - 3⅞% Senior Notes [Member] $ in Millions	Oct. 31, 2017 USD ($)
Subsequent Event [Line Items]
Senior notes outstanding	$ 600
Notes, interest rate	387.50%
Notes, maturity year	2018-07